Basis of preparation and presentation	6 Months Ended
Jun. 30, 2026
Basis Of Preparation And Presentation [Abstract]
Basis of preparation and presentation

2.	Basis of preparation and presentation
This Interim Financial Information for the sixth-month reporting period ended June 30, 2026 has been prepared in accordance with International Accounting Standard 34 (“IAS 34”) ‘Interim Financial Reporting’ issued by the International Accounting Standards Board (‘IASB’) and should be read in conjunction with the annual consolidated financial statements for the year ended 31 December 2025 (“2025 Financial Statements”) , which have been prepared in accordance with International Financial Reporting Standards as issued by ISAB (“IFRS Accounting Standards as issued by IASB”).